Pay vs Performance Disclosure ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 130,109	$ 17,929	¥ 80,009	¥ 72,783